INVESTMENT SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Gross Unrealized Losses [Line Items]
Gross Unrealized Losses Less than Twelve Months	$ 0	$ (60)
Fair Value Less than Twelve Months	0	1,940
Gross Unrealized Losses Over Twelve Months	(35)	0
Fair Value Over Twelve Months	1,965	0
US Government Agencies Debt Securities [Member]
Gross Unrealized Losses [Line Items]
Gross Unrealized Losses Less than Twelve Months	0	(60)
Fair Value Less than Twelve Months	0	1,940
Gross Unrealized Losses Over Twelve Months	(35)	0
Fair Value Over Twelve Months	1,965	0
US States and Political Subdivisions Debt Securities [Member]
Gross Unrealized Losses [Line Items]
Gross Unrealized Losses Less than Twelve Months	0	0
Fair Value Less than Twelve Months	0	0
Gross Unrealized Losses Over Twelve Months	0	0
Fair Value Over Twelve Months	0	0
Commercial Mortgage Backed Securities [Member]
Gross Unrealized Losses [Line Items]
Gross Unrealized Losses Less than Twelve Months	0	0
Fair Value Less than Twelve Months	0	0
Gross Unrealized Losses Over Twelve Months	0	0
Fair Value Over Twelve Months	$ 0	$ 0